Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Due from customers and agents, allowances	$ 41,431	$ 63,690
Other, allowances	1,141	1,914
Investments
Other intangible assets, accumulated amortization	133,823	112,752
TDS shareholders' equity
Authorized shares	290,000	290,000
Issued shares	132,749	132,711
Outstanding shares	107,899	108,757
Par value	1,327	1,327
Treasury Shares
TDS shareholders' equity
Treasury shares	24,850	23,954
Series A Common Shares
TDS shareholders' equity
Authorized shares	25,000	25,000
Issued shares	7,179	7,166
Outstanding shares	7,179	7,166
Par value per share	$ 0.01	$ 0.01
Par value	72	72
Common Shares
TDS shareholders' equity
Authorized shares	265,000	265,000
Issued shares	125,570	125,545
Outstanding shares	100,720	101,591
Par value per share	$ 0.01	$ 0.01
Par value	$ 1,255	$ 1,255
Common Shares | Treasury Shares
TDS shareholders' equity
Treasury shares	24,850	23,954